Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and/or guarantees provided to key management personnel		€ 0
Payment received from parents majority shareholder		€ 2,500,000
Description of related party transactions, arm's length basis		All outstanding balances with these related parties are priced on an arm’s length basis and are to be settled in cash within three months of the reporting date.
Guarantees given, related party transactions		€ 0
Guarantees received, related party transactions		0
Proceeds from borrowings		0	€ 0	€ 0
Repayments of borrowings		0
Natuzzi Singapore PTE. LTD. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Proportion of ownership interest in subsidiary	93.00%
Related Parties [Member] | Natuzzi Singapore PTE. LTD. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of interest sold or exchanged	7.00%
Capital injection in subsidiary	€ 1,300,000
Legal Services | Parent [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost		€ 86,000	€ 392,000	32,000
Consultancy Fees For Business Strategy | Parent [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost				€ 133,000